Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
February 28, 2022
REHI-NPRT1-0422
1.814099.117
Corporate Bonds - 4.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.8%
Diversified Financial Services - 0.6%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (b)	1,540,000	5,035,800
Homebuilders/Real Estate - 0.2%
Digitalbridge Group, Inc. 5% 4/15/23	503,000	512,335
PennyMac Corp. 5.5% 11/1/24	1,699,000	1,675,639
		2,187,974
TOTAL CONVERTIBLE BONDS		7,223,774
Nonconvertible Bonds - 3.7%
Gaming - 0.2%
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)	1,690,000	1,752,361
Healthcare - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	1,085,000	1,036,175
Homebuilders/Real Estate - 2.0%
Adams Homes, Inc. 7.5% 2/15/25 (b)	1,215,000	1,230,188
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)	3,195,000	2,976,941
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	685,000	715,825
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)	2,290,000	2,130,331
iStar Financial, Inc.:
4.25% 8/1/25	3,630,000	3,624,845
4.75% 10/1/24	2,805,000	2,822,531
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,545,000	2,433,656
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	385,000	380,669
Service Properties Trust 7.5% 9/15/25	1,095,000	1,150,024
		17,465,010
Hotels - 1.0%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	3,200,000	3,048,000
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (b)	900,000	852,750
4.75% 1/15/28	3,250,000	3,175,981
Times Square Hotel Trust 8.528% 8/1/26 (b)(c)	1,803,109	1,870,592
		8,947,323
Telecommunications - 0.4%
Uniti Group, Inc.:
6% 1/15/30 (b)	2,395,000	2,140,914
7.875% 2/15/25 (b)	1,195,000	1,244,921
		3,385,835
TOTAL NONCONVERTIBLE BONDS		32,586,704
TOTAL CORPORATE BONDS (Cost $37,181,437)		39,810,478

Asset-Backed Securities - 5.0%
	Principal Amount (a)	Value ($)
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	1,553,000	1,635,032
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	3,096,223	3,242,722
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)	3,728,000	3,946,830
Class XS, 0% 10/17/52 (b)(c)(d)(e)	2,567,216	26
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 3.8578% 6/26/34 (b)(c)(d)(f)	16,780	87,900
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (b)(c)(d)(f)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (b)(c)(d)(f)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (b)(c)(d)(f)	3,019,209	302
DataBank Issuer, LLC Series 2021-1A Class C, 4.43% 2/27/51 (b)	1,500,000	1,412,359
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (b)	859,000	836,400
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	2,240,000	2,212,918
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	1,068,000	985,736
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	2,064,321	1,978,151
Series 2021-1 Class F, 3.325% 9/17/41 (b)	981,359	901,203
Series 2021-2 Class G, 4.505% 12/17/26 (b)	5,517,590	5,320,627
Series 2021-3 Class F, 4.242% 1/17/41 (b)	1,325,933	1,263,482
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (d)	720,856	747,736
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (b)	1,228,000	1,199,264
Class G, 4.116% 9/17/36 (b)	998,000	978,874
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)	4,527,000	4,418,304
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (b)	1,638,000	1,594,175
Class H, 5.268% 4/17/37 (b)	462,000	453,940
Series 2020-SFR3 Class H, 6.234% 10/17/27 (b)	966,000	903,110
Series 2021-SFR2 Class H, 4.998% 4/19/38 (b)	1,575,000	1,511,932
Series 2021-SFR3 Class G, 4.254% 5/17/26 (b)	1,050,000	993,260
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (b)	1,239,000	1,161,854
Class G, 4.003% 7/17/38 (b)	630,000	590,963
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	815,000	755,108
Class G, 4.005% 10/17/38 (b)	2,053,000	1,939,141
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.815% 12/5/36 (b)(c)(d)(f)	5,596,590	420
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)	664,000	669,240
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	574,000	562,558
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	672,000	628,798
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)	2,142,000	2,137,894
TOTAL ASSET-BACKED SECURITIES (Cost $52,793,591)		45,070,601

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)(d)	28,838	4,672
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.2237% 2/25/42 (b)(c)(d)	26,661	7,662
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.4748% 1/25/42 (b)(c)(d)	22,382	2,000
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.2042% 6/25/43 (d)(g)	101,343	32,024
Class 2B5, 3.2042% 6/25/43 (c)(d)(g)	10,674	779
TOTAL U.S. GOVERNMENT AGENCY		42,465
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,108)		47,137

Commercial Mortgage Securities - 82.2%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.191% 4/15/34 (b)(d)(f)	2,188,000	2,126,029
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.291% 4/15/35 (b)(d)(f)	1,456,000	1,379,383
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.491% 6/15/35 (b)(d)(f)	663,000	646,382
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.141% 4/15/36 (b)(d)(f)	4,028,000	3,900,413
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.941% 9/15/38 (b)(d)(f)	2,524,000	2,476,241
Series 2015-200P Class F, 3.5958% 4/14/33 (b)(d)	2,588,000	2,489,406
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	4,416,000	3,951,747
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)	2,593,000	2,231,292
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	4,653,000	3,881,357
Class E, 2.8% 11/15/50 (b)	2,625,000	1,789,097
Series 2018-BN12 Class D, 3% 5/15/61 (b)	2,082,000	1,690,735
Series 2019-BN18 Class D, 3% 5/15/62 (b)	4,284,000	3,708,142
Series 2019-BN19 Class D, 3% 8/15/61 (b)	3,753,000	3,040,770
Series 2019-BN22 Class D, 2.5% 11/15/62 (b)	2,465,000	2,089,262
Series 2020-BN26 Class D, 2.5% 3/15/63 (b)	1,269,000	1,053,295
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	921,000	763,600
Series 2020-BN28 Class E, 2.5% 3/15/63 (b)	903,000	700,953
Series 2020-BN29 Class E, 2.5% 11/15/53 (b)	1,064,000	827,189
Series 2020-BN30:
Class E, 2.5% 12/15/53 (b)	735,000	576,608
Class MCDG, 2.9182% 12/15/53 (d)	3,196,000	2,534,511
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (b)	2,201,000	1,962,910
Barclays Commercial Mortgage Securities LLC Series 2019-C5:
Class D, 2.5% 11/15/52 (b)	726,000	583,716
Class E, 2.5% 11/15/52 (b)	2,545,000	1,843,747
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (b)	3,013,000	2,242,334
Series 2016-ETC Class D, 3.6089% 8/14/36 (b)(d)	1,749,000	1,574,435
Series 2020-C6 Class E, 2.4% 2/15/53 (b)	1,512,000	1,167,688
Series 2020-C7 Class D, 3.6042% 4/15/53 (b)(d)	840,000	757,590
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 4.825% 6/15/38 (b)(d)(f)	2,395,000	2,302,491
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(d)	1,680,000	1,522,281
Class 225E, 3.2943% 12/15/62 (b)(d)	1,132,000	988,912
Series 2020-B20 Class E, 2% 10/15/53 (b)	2,100,000	1,503,835
Series 2018-B7:
Class D, 3% 5/15/53 (b)(d)	833,000	727,054
Class E, 3% 5/15/53 (b)(d)	833,000	680,551
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (b)(d)	4,074,000	3,875,030
Class D, 2.25% 7/15/53 (b)	1,500,000	1,181,625
Series 2020-B21:
Class D, 2% 12/17/53 (b)	1,638,000	1,294,887
Class E, 2% 12/17/53 (b)	1,533,000	1,092,077
Series 2020-B22 Class E, 2% 1/15/54 (b)	1,826,000	1,294,930
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(d)	3,049,000	2,439,245
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (b)(d)	6,055,000	5,351,996
Class 300E, 2.9942% 4/15/54 (b)(d)	1,113,000	933,090
BFLD Trust floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 5.041% 10/15/35 (b)(d)(f)	2,019,000	1,988,268
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.129% 8/15/36 (b)(d)(f)	1,165,500	1,129,070
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.947% 2/15/42 (b)(d)	1,638,000	1,511,315
Class 360E, 3.947% 2/15/42 (b)(d)	1,970,000	1,690,459
BPR Trust floater Series 2021-TY Class E, 1 month U.S. LIBOR + 3.600% 3.791% 9/15/38 (b)(d)(f)	2,417,000	2,392,801
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 3.042% 8/15/38 (b)(d)(f)	1,099,000	1,068,734
Class G, 1 month U.S. LIBOR + 3.850% 4.042% 8/15/38 (b)(d)(f)	853,000	825,930
BX Commercial Mortgage Trust:
floater:
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.941% 11/15/32 (b)(d)(f)	842,804	831,629
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 4.16% 12/15/38 (b)(d)(f)	9,996,000	9,726,462
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.441% 11/15/32 (b)(d)(f)	1,132,728	1,121,380
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.2778% 4/15/34 (b)(d)(f)	1,572,000	1,499,159
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 3.1381% 10/15/36 (b)(d)(f)	3,192,000	3,064,037
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 2.9933% 5/15/38 (b)(d)(f)	2,627,000	2,567,805
Class G, 1 month U.S. LIBOR + 3.950% 4.1433% 5/15/38 (b)(d)(f)	4,994,000	4,868,960
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(d)	9,422,000	8,531,286
Class E, 3.5488% 3/11/44 (b)(d)	6,904,000	6,113,941
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.441% 7/15/34 (b)(d)(f)	2,444,600	2,429,368
Series 2018-IND Class H, 1 month U.S. LIBOR + 3.000% 3.191% 11/15/35 (b)(d)(f)	1,271,900	1,255,956
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.4276% 10/15/36 (b)(d)(f)	1,974,000	1,902,343
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.791% 4/15/34 (b)(d)(f)	3,255,000	3,181,507
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 2.841% 10/15/36 (b)(d)(f)	16,482,350	16,110,453
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.201% 10/15/36 (b)(d)(f)	2,226,000	2,148,871
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.487% 11/15/38 (b)(d)(f)	2,541,000	2,482,653
Series 2021-ARIA Class G, 1 month U.S. LIBOR + 3.140% 3.3331% 10/15/36 (b)(d)(f)	2,500,000	2,418,643
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 3.5405% 10/15/26 (b)(d)(f)	4,374,000	4,220,698
Series 2021-LBA Class FV, 1 month U.S. LIBOR + 2.400% 2.592% 2/15/36 (b)(d)(f)	711,000	683,820
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.1911% 1/15/34 (b)(d)(f)	834,000	818,671
Class G, 1 month U.S. LIBOR + 3.900% 4.0911% 1/15/34 (b)(d)(f)	417,000	407,765
Series 2021-SOAR:
Class G, 2.991% 6/15/38 (b)(d)	1,281,000	1,244,951
Class J, 3.941% 6/15/38 (b)(d)	2,562,000	2,481,453
Series 2021-VOLT Class G, 1 month U.S. LIBOR + 2.850% 3.0411% 9/15/36 (b)(d)(f)	2,448,000	2,349,949
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 4.081% 10/15/38 (b)(d)(f)	14,403,000	13,996,629
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.4492% 1/15/39 (b)(d)(f)	4,315,000	4,227,607
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.2992% 1/15/39 (b)(d)(f)	1,381,000	1,353,599
Series 2022-LP2 Class G, CME TERM SOFR 1 MONTH INDEX INDEX + 4.100% 4.1558% 2/15/39 (b)(d)(f)	3,759,000	3,711,538
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.384% 10/15/23 (b)(d)(f)	1,390,000	1,329,973
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(d)	7,503,000	6,736,502
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (b)(d)	709,000	550,732
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(d)	3,093,000	2,762,417
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.441% 12/15/37 (b)(d)(f)	10,526,000	10,290,150
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)	4,073,000	3,199,024
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(d)	4,069,000	3,985,184
Series 2013-GC15 Class D, 5.1749% 9/10/46 (b)(d)	7,323,000	7,151,736
Series 2016-C3 Class D, 3% 11/15/49 (b)	4,412,000	3,400,089
Series 2019-GC41:
Class D, 3% 8/10/56 (b)	2,273,000	1,950,879
Class E, 3% 8/10/56 (b)	1,848,000	1,482,069
Series 2019-GC43 Class E, 3% 11/10/52 (b)	2,772,000	2,278,795
Series 2020-420K Class E, 3.3118% 11/10/42 (b)(d)	2,081,000	1,778,114
Series 2020-GC46:
Class D, 2.6% 2/15/53 (b)	2,756,000	2,203,591
Class E, 2.6% 2/15/53 (b)	329,000	248,160
Cologix Data Centers U.S. Issuer, LLC / Cologix Data Centers U.S. Co.-Issuer, LLC Series 2021-1A Class C, 5.99% 12/26/51 (b)	1,500,000	1,446,298
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.050% 5.2473% 9/15/33 (b)(d)(f)	1,487,000	1,277,762
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,840,000	2,414,863
Series 2012-CR1:
Class D, 5.4371% 5/15/45 (b)(d)	7,226,000	6,572,761
Class G, 2.462% 5/15/45 (b)(c)	2,322,000	467,867
Series 2013-CR10 Class D, 4.8998% 8/10/46 (b)(d)	3,673,000	3,655,200
Series 2013-LC6 Class D, 4.2881% 1/10/46 (b)(d)	5,644,000	5,554,461
Series 2014-CR15 Class D, 4.6897% 2/10/47 (b)(d)	1,060,000	1,065,458
Series 2014-CR17 Class E, 4.8475% 5/10/47 (b)(d)	589,000	432,716
Series 2014-UBS2 Class D, 5.0039% 3/10/47 (b)(d)	3,454,000	3,367,702
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)	4,405,000	4,204,598
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	3,234,000	2,797,687
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	1,146,000	1,003,577
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7325% 11/10/49 (d)	1,680,000	1,303,438
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8305% 8/15/45 (b)(d)	789,000	777,327
Class E, 4.8305% 8/15/45 (b)(d)	5,385,400	4,811,316
Class F, 4.25% 8/15/45 (b)	7,162,000	5,707,899
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)(c)	1,556,000	858,756
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 2.091% 12/15/31 (b)(d)(f)	2,385,600	2,289,771
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (b)(d)	2,772,000	2,388,238
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.408% 6/15/34 (b)(f)	2,741,619	2,666,109
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)(c)	371,772	129,785
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.841% 5/15/36 (b)(d)(f)	1,512,000	1,487,423
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.348% 10/15/37 (b)(d)(f)	2,100,000	2,109,835
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.0665% 11/15/23 (b)(d)(f)	7,098,000	7,046,400
Series 2021-BPNY Class A, 1 month U.S. LIBOR + 3.710% 3.9064% 8/15/23 (b)(d)(f)	2,289,000	2,280,116
Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(d)	2,289,000	1,898,657
Series 2020-NET Class F, 3.7042% 8/15/37 (b)(d)	918,000	897,120
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 3.7092% 5/15/23 (b)(d)(f)	3,724,760	3,662,647
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 3.7% 4/15/36 (b)(d)(f)	840,000	820,688
Class G, 1 month U.S. LIBOR + 4.500% 4.7% 4/15/36 (b)(d)(f)	493,000	481,893
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.475% 6/15/50 (b)(d)	3,902,000	3,324,937
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(d)	1,890,000	1,850,051
Series 2017-CX9 Class D, 4.1409% 9/15/50 (b)(d)	1,615,000	1,385,509
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.541% 7/15/32 (b)(d)(f)	2,686,000	2,524,840
Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(d)	1,132,000	1,126,168
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(d)	833,000	832,274
Class E, 4.9345% 1/10/34 (b)(d)	4,264,000	4,218,338
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.6337% 10/15/51 (d)	777,000	778,502
Class D, 2.8837% 10/15/51 (b)(d)	3,459,000	2,987,481
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(d)	1,000,000	855,941
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (b)(d)	1,029,000	884,933
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 3.8069% 11/15/38 (b)(d)(f)	2,289,000	2,236,168
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 3.892% 7/15/38 (b)(d)(f)	2,808,714	2,766,524
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.1207% 11/21/35 (b)(d)(f)	1,227,000	1,225,092
GS Mortgage Securities Corp. II Series 2010-C1 Class B, 5.148% 8/10/43 (b)	247,016	246,822
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.841% 10/15/36 (b)(d)(f)	2,550,000	2,374,583
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.1577% 8/10/44 (b)(d)	1,929,752	892,510
Class E, 5.1577% 8/10/44 (b)(d)	2,432,000	218,880
Class F, 4.5% 8/10/44 (b)(c)	4,308,000	31,267
Series 2012-GC6 Class E, 5% 1/10/45 (b)(d)	165,266	163,200
Series 2012-GC6I Class F, 5% 1/10/45 (c)(d)	1,508,000	1,261,706
Series 2012-GCJ7 Class F, 5% 5/10/45 (b)(c)	1,171,131	347,163
Series 2012-GCJ9 Class D, 4.7376% 11/10/45 (b)(d)	4,238,000	4,213,030
Series 2013-GC12 Class D, 4.4517% 6/10/46 (b)(d)	869,000	848,143
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (b)(d)	3,923,000	3,919,322
Class F, 3.5% 11/10/46 (b)	2,530,000	1,882,120
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	2,058,050	1,804,490
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)	4,676,000	4,249,925
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,162,000	1,016,238
Series 2019-GC39 Class D, 3% 5/10/52 (b)	2,830,000	2,425,521
Series 2019-GC40:
Class D, 3% 7/10/52 (b)	2,079,000	1,784,490
Class DBF, 3.5497% 7/10/52 (b)(d)	2,523,000	2,402,943
Series 2019-GC42:
Class D, 2.8% 9/1/52 (b)	4,807,000	4,046,509
Class E, 2.8% 9/1/52 (b)	2,519,000	2,048,447
Series 2019-GS5 Class C, 4.299% 3/10/50 (d)	2,499,000	2,515,605
Series 2019-GSA1 Class E, 2.8% 11/10/52 (b)	1,655,000	1,362,552
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	2,289,000	1,919,575
Class SWD, 3.2185% 12/13/39 (b)(d)	1,764,000	1,519,354
Series 2020-GC47 Class D, 3.4549% 5/12/53 (b)(d)	756,000	688,854
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.8617% 11/21/35 (b)(d)(f)	6,401,672	6,400,173
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(d)	3,079,000	2,994,415
Class F, 4.1935% 11/5/38 (b)(d)	5,977,000	5,554,929
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (b)	1,556,000	1,554,012
Class F, 6.1552% 11/5/35 (b)	3,595,000	3,586,145
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	1,426,492	1,363,094
Class F, 4.101% 9/17/39 (b)	231,466	222,954
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(d)	1,947,000	1,855,417
Series 2019-55HY Class F, 2.9428% 12/10/41 (b)(d)	1,617,000	1,401,847
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.3411% 6/15/34 (b)(d)(f)	1,327,956	1,312,720
Class FFL, 1 month U.S. LIBOR + 2.850% 3.0411% 6/15/34 (b)(d)(f)	544,983	540,144
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	2,083,000	1,966,533
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	604,000	511,018
Series 2014-C26 Class D, 3.8769% 1/15/48 (b)(d)	2,329,000	2,198,855
Series 2015-C32 Class C, 4.6514% 11/15/48 (d)	1,500,000	1,209,181
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3881% 12/15/49 (b)(d)	2,418,000	2,016,574
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0705% 12/15/49 (b)(d)	3,867,000	3,398,733
Series 2017-C7 Class D, 3% 10/15/50 (b)	1,813,000	1,527,462
Series 2018-C8 Class D, 3.2179% 6/15/51 (b)(d)	1,171,000	951,314
Series 2019-COR6:
Class D, 2.5% 11/13/52 (b)	1,354,000	1,133,965
Class E, 2.5% 11/13/52 (b)	2,582,000	2,001,424
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)	1,535,000	1,216,371
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.351% 7/15/36 (b)(d)(f)	2,292,000	2,228,239
Class F, 1 month U.S. LIBOR + 3.000% 3.191% 7/15/36 (b)(d)(f)	777,000	755,005
Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.450% 2.641% 4/15/38 (b)(d)(f)	3,060,000	2,983,343
Series 2011-C3:
Class E, 5.5237% 2/15/46 (b)(d)	3,008,000	1,084,787
Class G, 4.409% 2/15/46 (b)(d)	1,082,000	87,462
Class H, 4.409% 2/15/46 (b)(c)(d)	2,622,000	150,187
Series 2011-C4:
Class C, 5.3889% 7/15/46 (b)(d)	795,171	811,438
Class D, 5.5266% 7/15/46 (b)(d)	2,500,000	2,508,471
Class F, 3.873% 7/15/46 (b)	494,000	475,851
Class H, 3.873% 7/15/46 (b)	2,683,000	2,495,892
Class NR, 3.873% 7/15/46 (b)	1,322,500	1,256,748
Series 2012-CBX:
Class D, 4.7752% 6/15/45 (b)(d)	3,373,000	3,038,398
Class E, 4.7752% 6/15/45 (b)(d)	3,206,000	1,442,700
Class F, 4% 6/15/45 (b)	3,743,000	767,315
Class G 4% 6/15/45 (b)	4,129,000	312,071
Series 2013-LC11:
Class D, 4.1642% 4/15/46 (d)	3,677,000	3,019,881
Class E, 3.25% 4/15/46 (b)(d)	104,000	77,059
Class F, 3.25% 4/15/46 (b)(d)	5,894,000	1,881,365
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)(d)	3,213,000	208,845
Class E, 3.8046% 6/10/27 (b)(c)(d)	4,232,000	84,640
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(d)	2,150,000	2,103,769
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(d)	2,350,000	2,226,991
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	2,771,000	2,669,270
Class FFX, 4.6254% 1/16/37 (b)	2,388,000	2,280,686
Class GFX, 4.6882% 1/16/37 (b)(d)	942,000	878,869
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.141% 8/15/38 (b)(d)(f)	4,472,000	4,389,131
Liberty Street Trust Series 2016-225L Class E, 4.6485% 2/10/36 (b)(d)	2,063,000	2,020,666
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.141% 3/15/38 (b)(d)(f)	14,160,668	13,770,628
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(d)	1,976,000	1,684,316
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 5.442% 11/15/38 (b)(d)(f)	12,817,000	12,506,890
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 2.941% 7/15/38 (b)(d)(f)	735,000	712,916
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 3.392% 4/15/38 (b)(d)(f)	14,000,000	13,684,632
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 2.591% 5/15/23 (b)(d)(f)	3,850,000	3,717,029
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.0567% 1/15/27 (b)(d)(f)	2,352,000	2,308,166
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (b)(d)	1,144,000	1,017,043
Class E, 3.4767% 2/10/42 (b)(d)	841,000	705,597
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,545,729
Series 2012-C5 Class E, 4.6261% 8/15/45 (b)(d)	889,000	887,878
Series 2012-C6 Class D, 4.6023% 11/15/45 (b)(d)	3,633,000	3,603,124
Series 2012-C6, Class F, 4.6023% 11/15/45 (b)(d)	1,575,000	1,361,326
Series 2013-C12 Class D, 4.7625% 10/15/46 (b)(d)	3,996,000	3,777,617
Series 2013-C13:
Class D, 4.8967% 11/15/46 (b)(d)	5,150,000	4,848,647
Class E, 4.8967% 11/15/46 (b)(d)	1,666,000	1,374,110
Series 2013-C8 Class D, 4.0218% 12/15/48 (b)(d)	1,883,000	1,874,625
Series 2013-C9:
Class D, 4.1079% 5/15/46 (b)(d)	4,440,000	4,143,551
Class E, 4.1079% 5/15/46 (b)(d)	1,594,370	1,413,402
Series 2016-C30 Class D, 3% 9/15/49 (b)	798,000	586,258
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	2,932,000	2,611,636
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(d)	27,754	27,794
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(d)	4,465,311	4,346,694
Class F, 5.2113% 6/15/44 (b)(c)(d)	3,015,000	1,959,750
Series 2011-C3:
Class C, 5.0856% 7/15/49 (b)(d)	458,464	464,392
Class D, 5.0856% 7/15/49 (b)(d)	8,074,000	8,028,495
Class E, 5.0856% 7/15/49 (b)(c)(d)	2,610,000	2,338,788
Class F, 5.0856% 7/15/49 (b)(d)	984,000	704,490
Class G, 5.0856% 7/15/49 (b)(c)(d)	3,536,800	1,908,878
Series 2012-C4 Class D, 5.4276% 3/15/45 (b)(d)	1,624,000	1,537,347
Series 2015-MS1 Class D, 4.0312% 5/15/48 (b)(d)	4,300,000	3,870,649
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)	1,747,000	1,380,827
Series 2016-BNK2 Class C, 3% 11/15/49 (b)	4,506,000	3,750,317
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.791% 11/15/34 (b)(d)(f)	916,000	902,199
Series 2018-MP Class E, 4.276% 7/11/40 (b)(d)	2,499,000	2,151,242
Series 2020-CNP Class D, 2.4276% 4/5/42 (b)(d)	1,043,000	847,173
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 3.7411% 9/15/38 (b)(d)(f)	1,116,219	1,098,047
Class G, 1 month U.S. LIBOR + 4.700% 4.8911% 9/15/38 (b)(d)(f)	1,096,081	1,075,429
Class H, 1 month U.S. LIBOR + 6.000% 6.1911% 9/15/38 (b)(d)(f)	596,468	594,416
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (b)	10,373,000	9,513,276
Class J, 4.25% 12/15/36 (b)	5,222,000	4,827,968
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.241% 10/15/37 (b)(d)(f)	1,024,000	1,000,919
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)	1,014,000	901,321
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8563% 6/15/35 (b)(d)(f)	262,000	230,799
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8563% 6/15/35 (b)(c)(d)(f)	222,000	188,730
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(d)	909,000	899,244
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 2.4411% 11/15/34 (b)(d)(f)	638,000	618,800
Class F, 1 month U.S. LIBOR + 3.000% 3.1911% 11/15/34 (b)(d)(f)	96,000	94,066
Class G, 1 month U.S. LIBOR + 4.000% 4.1911% 11/15/34 (b)(d)(f)	572,000	553,592
Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(d)	984,000	860,384
Class F, 4.1346% 5/15/39 (b)(d)	3,014,000	2,523,521
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(d)	1,754,950	1,708,260
Class AMZ3, 3.5% 1/15/37 (b)(d)	822,675	789,522
Class MSK3, 3.25% 12/15/36 (b)(d)	1,755,550	1,638,018
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 3.537% 10/15/36 (b)(d)(f)	2,213,000	2,144,594
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 3.542% 7/15/38 (b)(d)(f)	2,225,000	2,170,979
Class NR, 1 month U.S. LIBOR + 6.000% 6.192% 7/15/38 (b)(d)(f)	631,000	616,055
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)(c)	1,631,724	1,870,435
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 3.841% 5/15/38 (b)(d)(f)	1,383,000	1,351,845
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(d)	3,206,000	2,785,224
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (b)(d)	3,105,000	2,840,657
Class G, 3.7276% 3/15/37 (b)(d)	858,000	747,921
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (b)	6,620,000	5,113,800
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.45% 1/15/24 (b)(d)(f)	3,360,000	3,311,453
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(d)	2,499,000	2,104,163
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.4568% 10/15/38 (b)(d)(f)	3,339,000	3,194,081
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 3.1649% 11/15/38 (b)(d)(f)	5,310,000	5,180,950
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.1065% 11/15/36 (b)(d)(f)	1,803,000	1,762,451
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 3.742% 11/15/36 (b)(d)(f)	2,500,000	2,443,673
Class G, 1 month U.S. LIBOR + 4.200% 4.391% 11/15/36 (b)(d)(f)	1,134,000	1,106,573
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 4.04% 6/15/26 (b)(d)(f)	1,008,000	977,384
TTAN floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.400% 2.592% 3/15/38 (b)(d)(f)	4,116,889	4,013,773
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.8238% 5/10/45 (b)(d)	3,272,000	3,064,438
Class E, 5% 5/10/45 (b)(d)	1,911,000	736,889
Class F, 5% 5/10/45 (b)(d)	2,484,000	124,522
Series 2018-C8 Class C, 4.6992% 2/15/51 (d)	756,000	782,203
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)	2,090,000	1,578,647
Series 2012-WRM Class C, 4.238% 6/10/30 (b)(d)	890,000	786,283
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.6232% 1/10/45 (b)(d)	672,000	665,280
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.191% 7/15/39 (b)(d)(f)	693,000	681,990
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.091% 7/15/39 (b)(d)(f)	3,009,000	2,960,122
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 4.6367% 1/18/37 (b)(d)(f)	9,895,000	9,683,509
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.691% 2/15/40 (b)(d)(f)	719,036	708,230
Class E, 1 month U.S. LIBOR + 3.650% 3.841% 2/15/40 (b)(d)(f)	511,779	504,089
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (b)	2,108,000	1,785,671
Series 2012-LC5:
Class D, 4.7434% 10/15/45 (b)(d)	6,116,000	6,129,428
Class E, 4.7434% 10/15/45 (b)(d)	1,051,000	1,033,731
Class F, 4.7434% 10/15/45 (b)(d)	588,000	533,241
Series 2015-NXS4 Class D, 3.6859% 12/15/48 (d)	1,834,000	1,736,641
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,526,000	1,033,823
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	4,250,000	3,597,167
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)	1,824,000	1,626,730
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 4.8877% 6/15/44 (c)(d)	1,252,600	69,618
Series 2011-C3:
Class D, 5.5133% 3/15/44 (b)(d)	4,147,832	1,804,307
Class E, 5% 3/15/44 (b)(c)	1,258,000	75,480
Class F, 5% 3/15/44 (b)(c)	865,862	84
Series 2011-C4:
Class D, 4.8877% 6/15/44 (b)(d)	1,616,000	1,538,063
Class E, 4.8877% 6/15/44 (b)(d)	1,274,000	981,551
Series 2011-C5:
Class E, 5.5198% 11/15/44 (b)(d)	1,869,442	1,866,948
Class F, 5.25% 11/15/44 (b)(d)	3,930,000	3,607,999
Class G, 5.25% 11/15/44 (b)(d)	1,255,150	1,114,154
Series 2012-C6 Class D, 5.7285% 4/15/45 (b)(d)	2,601,640	2,597,391
Series 2012-C7:
Class E, 4.7325% 6/15/45 (b)(d)	1,514,000	223,315
Class F, 4.5% 6/15/45 (b)	1,470,000	43,634
Class G, 4.5% 6/15/45 (b)(c)	4,218,750	418
Series 2012-C8:
Class D, 4.8535% 8/15/45 (b)(d)	833,000	828,652
Class E, 4.8535% 8/15/45 (b)(d)	1,167,000	1,154,049
Series 2013-C11:
Class D, 4.2386% 3/15/45 (b)(d)	1,865,000	1,828,685
Class E, 4.2386% 3/15/45 (b)(c)(d)	4,999,000	4,614,421
Series 2013-C13 Class D, 4.1411% 5/15/45 (b)(d)	1,499,000	1,455,936
Series 2013-C16 Class D, 5.0008% 9/15/46 (b)(d)	668,000	644,165
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (b)(d)	4,695,000	3,924,766
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)	1,638,000	1,397,844
Class PR2, 3.516% 6/5/35 (b)(d)	4,354,000	3,416,819
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $785,402,621)		735,244,106

Common Stocks - 0.7%
	Shares	Value ($)
Diversified Financial Services - 0.1%
Cyxtera Technologies, Inc. Class A (h)	100,600	1,224,302
Homebuilders/Real Estate - 0.6%
iStar Financial, Inc.	216,200	5,430,944
TOTAL COMMON STOCKS (Cost $3,962,769)		6,655,246

Preferred Stocks - 2.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
RLJ Lodging Trust Series A, 1.95%	70,550	1,889,329
Nonconvertible Preferred Stocks - 2.5%
Diversified Financial Services - 0.7%
AGNC Investment Corp. Series E, 6.50% (d)	147,792	3,560,309
MFA Financial, Inc. Series B, 7.50%	80,525	1,977,694
		5,538,003
Homebuilders/Real Estate - 1.8%
Arbor Realty Trust, Inc. Series F, 6.25% (d)(h)	92,000	2,242,960
DiamondRock Hospitality Co. 8.25%	25,800	671,809
Digitalbridge Group, Inc.:
Series H, 7.125%	59,229	1,469,471
Series I, 7.15%	71,600	1,776,396
Dynex Capital, Inc. Series C 6.90% (d)	57,707	1,428,935
Franklin BSP Realty Trust, Inc. 7.50%	87,175	2,018,101
iStar Financial, Inc. Series G, 7.65%	73,100	1,837,727
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,320,721
UMH Properties, Inc. Series C, 6.75%	98,998	2,491,780
		16,257,900
TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,795,903
TOTAL PREFERRED STOCKS (Cost $23,380,530)		23,685,232

Bank Loan Obligations - 4.0%
	Principal Amount (a)	Value ($)
Air Transportation - 0.6%
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (c)(d)(f)(i)	5,480,000	5,500,550
Diversified Financial Services - 2.4%
Agellan Portfolio 9% 8/7/25 (c)(d)(i)	908,000	928,430
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.0992% 1/9/24 (c)(d)(f)(i)	5,000,000	5,000,000
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.450% 4.6151% 1/21/27 (c)(d)(f)(i)	4,700,000	4,700,000
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(d)(f)(i)	11,130,675	11,130,675
TOTAL DIVERSIFIED FINANCIAL SERVICES		21,759,105
Homebuilders/Real Estate - 0.3%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 8/21/25 (d)(f)(i)	2,903,286	2,875,473
Hotels - 0.4%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (d)(f)(i)	1,776,900	1,769,490
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (d)(f)(i)	344,138	341,433
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (d)(f)(i)	888,168	869,073
TOTAL HOTELS		2,979,996
Services - 0.1%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (d)(f)(i)	1,096,950	1,087,812
Telecommunications - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.96% 4/11/25 (d)(f)(i)	1,606,882	1,582,377
TOTAL BANK LOAN OBLIGATIONS (Cost $35,778,411)		35,785,313

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(c)(d)(f)	3,000,000	60,000
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(c)(d)	3,100,000	310

TOTAL PREFERRED SECURITIES (Cost $5,890,497)		60,310

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (j) (Cost $4,786,308)	4,785,351	4,786,308

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $949,227,272)	891,144,731
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,718,827
NET ASSETS - 100.0%	894,863,558

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $787,300,067 or 88.0% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,803 or 0.0% of net assets.

(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.2042% 6/25/43	9/29/03	0
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.2042% 6/25/43	9/29/03	97

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	52,745,879	46,174,138	94,133,709	5,874	-	-	4,786,308	0.0%
Total	52,745,879	46,174,138	94,133,709	5,874	-	-	4,786,308

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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